Mar. 01, 2021
Carillon Reams Core Bond Fund
SUMMARY OF CARILLON REAMS CORE BOND FUND | 3.1. 2 0 2 1
Investment objective
The Carillon Reams Core Bond Fund (“Core Bond Fund” or the “fund”) seeks a high level of total return consistent with the preservation of capital.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 97 of the fund’s Prospectus and on page 52 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees (fees paid directly from your investment):
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 549% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets in bonds of varying maturities, including mortgage- and asset-backed securities. The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to-be-announced securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.The fund invests primarily in investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Financial Services LLC (“S&P®”). In addition, the fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. All securities will be U.S. dollar denominated although they may be securities of foreign issuers. Mortgage-backed securities are pools of mortgage loans that are assembled as securities for sale to investors by various governmental, government-related and private organizations. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets, such as automobile loans, consumer loans, credit cards and equipment leases, on which cash payments are due at fixed intervals over set periods of time. The fund may invest in derivative instruments, such as futures contracts (including interest rate, bond, U.S. Treasury and fixed income index futures contracts), currency forwards and credit default swap agreements subject to applicable law and any other restrictions described in the fund’s Prospectus or Statement of Additional Information (“SAI”). The fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the fund to obtain net long or short exposures to select interest rates, countries, durations or credit risks. These derivatives may be used to enhance fund returns, increase liquidity, manage the duration of the fund’s portfolio and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the fund invests in may provide exposure to an index of securities representative of the entire investment grade fixed income market. Derivative instruments that provide exposure to bonds may be used to satisfy the fund’s 80% investment policy. The fund’s derivatives investments, other than credit default swaps where the fund is a protection seller, are valued at market value. Credit default swaps where the fund is a protection seller are valued at notional value. The portfolio management team attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up fixed income security selection, focusing on undervalued issues in the fixed income market. The portfolio management team first establishes the portfolio’s duration, or interest rate sensitivity. The portfolio management team determines whether the fixed income market is under- or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the investment adviser’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the portfolio management team will manage the portfolio with a duration greater than the benchmark. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. If the current real interest rate is less than historical norms, the market is considered overvalued and the portfolio management team will run a defensive portfolio by managing the portfolio with a duration less than the benchmark. The portfolio management team normally structures the fund so that the overall portfolio has a duration of between two and seven years based on market conditions. For purposes of calculating the fund’s portfolio duration, the fund includes the effect of the derivative instruments held by the fund. The investment adviser then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the fund subject to sector exposure constraints. However, for the more generic holdings in the fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels. Once the investment adviser has determined an overall market strategy, the investment adviser selects the most attractive fixed income securities for the fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the fund’s portfolio from the best available values. The investment adviser constantly monitors the expected returns of the securities in the fund versus those available in the market and of other securities the investment adviser is considering for purchase. The investment adviser’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the fund’s portfolio turnover rate will vary from year to year depending on market conditions and the fund may engage in frequent and active trading. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.• Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism and geopolitical risks) and interest and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID-19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in significant disruptions to business operations, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, prolonged quarantines and stay-at-home orders, cancellations, supply chain disruptions, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken and may continue to take numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken and may continue to take steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful. Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, and a trade agreement between the United Kingdom and the European Union, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at historic lows. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change; • Interest rate risk is the risk that the value of the fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. As of the date of this prospectus, interest rates are historically low. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. To the extent the fund holds an investment with a negative interest rate to maturity, the fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund; • Credit risk arises if an issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt; • Credit ratings risk is the risk associated with the fact that ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate; • Currency risk is the risk related to the fund’s exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the fund’s investments; • Derivatives, such as swap agreements (including credit default swaps and credit default swap index products), futures (including interest rate futures, bond futures, U.S. Treasury futures and fixed income index futures) or currency forwards, may involve greater risks than if the fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risks, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case the fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives can cause the fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. The derivatives market may be subject to additional regulations in the future. • Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage. If swaps are used as a hedging strategy, the fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to counterparty risk, credit risk and liquidity risk, especially when traded over-the-counter. In addition to these risks, credit default swaps are subject to the risks associated with the purchase and sale of credit protection; • Futures and Forward Contracts. Futures and forward contracts are subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the fund to price fluctuations resulting from changes in interest rates. The fund could suffer a loss if interest rates rise after the fund has purchased an interest rate futures contract or fall after the fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose the fund to volatility in an underlying securities index; • Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight; • Income risk is the risk that the fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities; • Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services; • Leverage risk is the risk that the use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested; • LIBOR risk is the risk associated with the fact that certain of the instruments identified in the fund’s principal investment strategies have variable or floating coupon rates that are based on ICE LIBOR (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on the fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty about the nature of any replacement rate and the impact of the transition from LIBOR on the fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which could impact the fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the fund’s performance and/or NAV; • Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile; • Maturity risk is the risk associated with the fact that the fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the interest rate risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk; • Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. In a to-be-announced (“TBA”) mortgage-backed transaction, the fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the fund; • Portfolio turnover risk is the risk that performance may be adversely affected by the high rate of portfolio turnover that can be caused by the fund engaging in active and frequent trading, which generally leads to greater transaction costs; • Redemption risk is the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the fund may experience periods of heavy redemptions that could cause the fund to sell assets at inopportune times or at a loss or depressed value; • Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially; • U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk; • U.S. Treasury obligations risk is the risk that the value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline; and • Valuation risk arises because the securities held by the fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.
Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I and Class Y shares of the fund have adopted the performance history and financial statements of the Institutional Class and Class Y shares, respectively, of the fund’s predecessor. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
During 10 year period (Class I shares): Return Quarter Ended Best Quarter 6.52% June 30, 2020 Worst Quarter (2.95)% December 31, 2016
Average annual total returns (for the periods ended December 31, 2020):Fund return (after deduction of sales charges and expenses)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.